Income Taxes - Summary of Allocation of Income Tax Expense to Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Major components of tax expense (income) [abstract]
Income tax expense as per the consolidated statement of income	₨ 24,799	$ 329	₨ 25,242	₨ 22,390
Income tax included in other comprehensive income on:
Unrealized losses on investment securities	(230)		(65)	(644)
Gains/(losses) on cash flow hedging derivatives	(1,165)		633	(1,448)
Defined benefit plan actuarial gains/(losses)	(196)		47	255
Total income taxes	₨ 23,208		₨ 25,857	₨ 20,553